Basis of preparation and basis of measurement of financial statements - Additional Information (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019 INR (₨) ₨ / $	Mar. 31, 2019 USD ($) ₨ / $	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)
Disclosure of basis of preparation of financial statements [abstract]
Noon buying rate | ₨ / $	69.1600	69.1600
Reclassified Cost of sales	₨ 6,827	$ 99	₨ 5,709	₨ 6,673
Reclassified other operating income | ₨			₨ 4,171	₨ 2,563